Willkie Farr & Gallagher LLP Letterhead

VIA EDGAR

June 5, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Credit Suisse Institutional Fund, Inc.
Investment Company Act File No. 811-06670
Filing of Preliminary Proxy Materials for Special Meeting of Shareholders

Ladies and Gentlemen:

On behalf of Credit Suisse Institutional Fund, Inc. (the “Company”), a Maryland Corporation organized under the laws of the State of Maryland, and its portfolio, Asia Bond Portfolio (the “Portfolio”), I hereby transmit for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, the preliminary proxy statement, notice of special meeting of shareholders and form of proxy card (the “Proxy Materials”) relating to the Special Meeting of Shareholders of the Company (the “Meeting”) to be held on June 29, 2007.

The Proxy Materials propose one matter for consideration at the Meeting. The proposal is to provide the portfolio managers of the Portfolio greater flexibility in managing the Portfolio and have other benefits.

PROPOSAL:  To change the Portfolio’s fundamental investment restriction so that the Portfolio can be managed as a non-diversified fund, as defined in Section 5(b)(2) of the Investment Company Act of 1940 (the “1940 Act”), rather than a diversified fund, as defined in Section 5(b)(1) of the 1940 Act.

The Company intends to release definitive Proxy Materials to shareholders on or about June 15, 2007.

Any questions or comments regarding the Proxy Materials should be directed to the undersigned at (202) 303-1249.

Very truly yours,

/s/ Paul F. Schlichting
Paul F. Schlichting

cc:	Christian Sandoe
J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP